UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 69.26%

Administrative and Support Services - 4.62%
Priceline Group, Inc. (a)	600	$690,822
Synchrony Financial (a)	28,500	938,505
		1,629,327

Beverage and Tobacco Product Manufacturing - 5.36%
Brown-Forman Corporation	3,000	300,540
Constellation Brands, Inc. - Class A	10,500	1,218,210
Pepsico, Inc.	4,000	373,360
		1,892,110

Broadcasting (except Internet) - 2.26%
The Walt Disney Company	7,000	798,980

Chemical Manufacturing - 8.73%
Allergan PLC (a) (b)	2,200	667,612
Church & Dwight Company, Inc.	7,000	567,910
Johnson & Johnson	6,500	633,490
Portola Pharmaceuticals, Inc. (a)	13,500	614,925
Receptos, Inc. (a)	500	95,025
Taro Pharmaceutical Industries Ltd. (a) (b)	3,500	502,915
		3,081,877

Clothing and Clothing Accessories Stores - 0.75%
The TJX Companies, Inc.	4,000	264,680

Computer and Electronic Product Manufacturing - 6.95%
Apple, Inc.	6,000	752,550
Microchip Technology, Inc.	12,100	573,843
NXP Semiconductors NV (a) (b)	7,000	687,400
QUALCOMM, Inc.	7,000	438,410
		2,452,203

Couriers and Messengers - 1.73%
United Parcel Service, Inc. – Class B	6,300	610,533

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 7.85%
American Express Company	9,500	$738,340
Discover Financial Services	12,500	720,250
Visa, Inc. - Class A	12,400	832,660
Wells Fargo & Company	8,500	478,040
		2,769,290

Data Processing, Hosting, and Related Services - 2.11%
Fiserv, Inc. (a)	9,000	745,470

Food Manufacturing - 1.87%
The Hain Celestial Group, Inc. (a)	10,000	658,600

General Merchandise Stores - 0.98%
Kohl's Corporation	5,500	344,355

Insurance Carriers and Related Activities - 1.40%
American International Group, Inc.	8,000	494,560

Machinery Manufacturing - 1.13%
General Electric Company	15,000	398,550

Miscellaneous Manufacturing - 3.23%
3M Company	3,000	462,900
Intuitive Surgical, Inc. (a)	1,400	678,300
		1,141,200

Other Information Services - 1.88%
Google Inc. - Class A (a)	700	378,028
Google Inc. - Class C (a)	551	286,801
		664,829

Pipeline Transportation - 1.59%
Enbridge, Inc. (b)	12,000	561,480

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Professional, Scientific, and Technical Services - 8.57%
Cerner Corporation (a)	9,500	$656,070
Exact Sciences Corporation (a)	26,500	788,110
Jack Henry & Associates, Inc.	9,500	614,650
International Business Machines Corporation	2,500	406,650
MasterCard, Inc - Class A	6,000	560,880
		3,026,360

Publishing Industries (Except Internet) - 1.29%
ANSYS, Inc. (a)	5,000	456,200

Rail Transporation - 1.55%
Kansas City Southern	6,000	547,200

Rental and Leasing Services - 1.09%
Ryder System, Inc.	4,400	384,428

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 0.84%
Medtronic PLC (b)	4,000	296,400

Support Activities for Mining - 2.20%
Halliburton Company	8,000	344,560
Schlumberger Limited (b)	5,000	430,950
		775,510

Transportation Equipment Manufacturing - 1.28%
Ford Motor Company	30,000	450,300

TOTAL COMMON STOCKS
(Cost $17,853,982)		24,444,442

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

	Principal
	Amount	Value
TRUST PREFERRED SECURITIES - 1.54%

Credit Intermediation and Related Activities - 1.54%
Wells Fargo & Company	$500,000	$542,500

TOTAL TRUST PREFERRED SECURITIES
(Cost $569,839)		542,500

CORPORATE BONDS - 27.00%

Administrative and Support Services - 1.41%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	498,997

Broadcasting (except Internet) - 1.46%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	513,990

Clothing and Clothing Accessories Stores - 1.49%
Hanesbrands, Inc.
6.375%, 12/15/2020	500,000	524,375

Computer and Electronic Product Manufacturing - 2.91%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	542,659
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	485,906
		1,028,565

Electronics and Appliance Stores - 1.52%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	535,256

Food Services and Drinking Places - 1.48%
Darden Restaurants, Inc.
4.500%, 10/15/2021	500,000	522,580

Funds, Trusts, and Other Financial Vehicles - 1.43%
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	503,671

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Health and Personal Care Stores - 0.90%
CVS Pass-Through Trust
6.943%, 01/10/2030	$268,299	$319,318

Merchant Wholesalers, Nondurable Goods - 1.42%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	502,384

Oil and Gas Extraction - 0.98%
Freeport-McMoRan Oil & Gas LLC
6.625%, 05/01/2021	330,000	347,490

Other Information Services - 1.37%
Verisign, Inc.
4.625%, 05/01/2023	500,000	483,125

Petroleum and Coal Products Manufacturing - 1.34%
Murphy Oil Corporation
4.000%, 06/01/2022	500,000	473,259

Pipeline Transportation - 0.98%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	344,191

Publishing Industries (Except Internet) - 1.47%
Symantec Corporation
4.200%, 09/15/2020	500,000	519,926

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 5.40%
Citigroup, Inc.
1.627%, 04/25/2024 (c)	$500,000	$496,922
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	493,412
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	505,378
Morgan Stanley
2.026%, 12/01/2017 (c)	400,000	408,788
		1,904,500

Support Activities for Mining - 1.44%
Transocean, Inc. (b)
4.950%, 11/15/2015	500,000	506,900

TOTAL CORPORATE BONDS
(Cost $9,498,942)		9,528,527

U.S. TREASURY BONDS - 1.47%

Treasury Inflation-Protected Securities - 1.47%
U.S. Treasury Bonds TIPS
0.125%, 01/15/2022	522,675	518,633

TOTAL U.S. TREASURY BONDS
(Cost $520,327)		518,633

SHORT-TERM INVESTMENTS - 0.46%	Shares

Money Market Funds - 0.46%
Invesco STIC Liquid Assets Portfolio 0.105% (c)	163,406	163,406

TOTAL SHORT-TERM INVESTMENTS
(Cost $163,406)		163,406

Total Investments
(Cost $28,606,496) - 99.73%		35,197,508

Other Assets in Excess of Liabilities - 0.27%		95,601

TOTAL NET ASSETS - 100.00%		$35,293,109

Wisconsin Capital Funds, Inc.

Plumb Balanced Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows**:

Cost of investments	$28,606,496
Gross unrealized appreciation	6,969,300
Gross unrealized depreciation	(378,288)
Net unrealized appreciation	$6,591,012

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.81%

Administrative and Support Services - 7.47%
Priceline Group, Inc. (a)	700	$805,959
Synchrony Financial (a)	30,000	987,900
		1,793,859

Beverage and Tobacco Product Manufacturing - 6.99%
Brown-Forman Corporation - Class B	4,000	400,720
Constellation Brands, Inc. - Class A	11,000	1,276,220
		1,676,940

Broadcasting (except Internet) - 3.57%
The Walt Disney Company	7,500	856,050

Chemical Manufacturing - 15.42%
Allergan PLC (a) (b)	2,200	667,612
Church & Dwight Company, Inc.	7,500	608,475
Johnson & Johnson	6,500	633,490
Portola Pharmaceuticals, Inc. (a)	18,000	819,900
Radius Health, Inc. (a)	2,000	135,400
Receptos, Inc. (a)	1,750	332,588
Taro Pharmaceutical Industries Ltd. (a) (b)	3,500	502,915
		3,700,380

Clothing and Clothing Accessories Storess - 1.65%
The TJX Companies, Inc.	6,000	397,020

Computer and Electronic Product Manufacturing - 10.81%
Apple, Inc.	6,300	790,178
Microchip Technology, Inc.	13,000	616,525
NXP Semiconductors NV (a) (b)	7,000	687,400
QUALCOMM, Inc.	8,000	501,040
		2,595,143

Couriers and Messengers - 2.83%
United Parcel Service, Inc. – Class B	7,000	678,370

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 11.81%
American Express Company	10,000	$777,200
Discover Financial Services	12,500	720,250
Visa, Inc. - Class A	13,200	886,380
Wells Fargo & Company	8,000	449,920
		2,833,750

Data Processing, Hosting, and Related Services - 3.10%
Fiserv, Inc. (a)	9,000	745,470

Food Manufacturing - 2.47%
The Hain Celestial Group, Inc. (a)	9,000	592,740

Miscellaneous Manufacturing - 3.03%
Intuitive Surgical, Inc. (a)	1,500	726,750

Other Information Services - 2.88%
Google Inc. - Class A (a)	700	378,028
Google Inc. - Class C (a)	601	312,826
		690,854

Professional, Scientific, and Technical Services - 11.87%
Cerner Corporation (a)	10,500	725,130
Exact Sciences Corporation (a)	30,000	892,200
Jack Henry & Associates, Inc.	9,500	614,650
MasterCard, Inc - Class A	6,600	616,968
		2,848,948

Publishing Industries (Except Internet) - 2.66%
ANSYS, Inc. (a)	7,000	638,680

Rail Transportation - 2.66%
Kansas City Southern	7,000	638,400

Rental and Leasing Services - 1.82%
Ryder System, Inc.	5,000	436,850

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.85%
Medtronic PLC (b)	6,000	$444,600

Support Activities for Mining - 2.51%
Halliburton Company	14,000	602,980

Transportation Equipment Manufacturing - 2.41%
Ford Motor Company	38,500	577,885

TOTAL COMMON STOCKS
(Cost $17,241,389)		23,475,669

SHORT-TERM INVESTMENTS - 2.26%

Money Market Funds - 2.26%
Invesco STIC Liquid Assets Portfolio 0.105% (c)	541,987	541,987

TOTAL SHORT-TERM INVESTMENTS
(Cost $541,987)		541,987

Total Investments
(Cost $17,783,376) - 100.07%		24,017,656

Liabilities in Excess of Other Assets - (0.07)%		(17,946)

TOTAL NET ASSETS - 100.00%		$23,999,710

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Foreign issued security.

(c) Variable rate security. The rate listed is as of June 30, 2015.

Wisconsin Capital Funds, Inc.

Plumb Equity Fund

Schedule of Investments

June 30, 2015 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows**:

Cost of investments	$17,783,376
Gross unrealized appreciation	6,498,234
Gross unrealized depreciation	(263,954)
Net unrealized appreciation	$6,234,280

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2015 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks (whether U.S. or foreign-issued) and exchange-traded funds, that are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and U.S. Treasury bonds, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

Wisconsin Capital Funds, Inc.

Notes to Schedules of Investments

June 30, 2015 (Unaudited) (Continued)

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of June 30, 2015, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$24,444,442	$-	$-	$24,444,442
Trust Preferred Securities*	-	542,500	-	542,500
Corporate Bonds*	-	9,528,527	-	9,528,527
U.S. Treasury Bonds*	-	518,633	-	518,633
Money Market Funds	163,406	-	-	163,406
Total	$24,607,848	$10,589,660	$-	$35,197,508

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$23,475,669	$-	$-	$23,475,669
Money Market Funds	541,987	-	-	541,987
Total	$24,017,656	$-	$-	$24,017,656

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ending June 30, 2015, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)* /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date 8/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb

Thomas G. Plumb, President

(Principal Executive Officer)

Date 8/20/15

By (Signature and Title)* /s/ Nathan M. Plumb

Nathan M. Plumb, Chief Financial Officer

(Principal Accounting Officer)

Date 8/20/15

* Print the name and title of each signing officer under his or her signature.